UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-9613

Name of Fund:  Legg Mason Investment Trust, Inc.

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
           Mark R. Fetting, President, Legg Mason Investment Trust, Inc. 100 Light Street
           Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1 - Report to Shareholders

             ------------------------------------------------------

                       Legg Mason Investment Trust, Inc.

                               Opportunity Trust

                       Semi-Annual Report to Shareholders
                                 June 30, 2003
                                 Primary Class

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]







 Semi-Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with Legg Mason Opportunity Trust's semi-annual report for the six months ended June 30, 2003.

  The following table summarizes key statistics for the Primary Class of shares, as well as several market indices for periods ended June 30, 2003:



                                            Cumulative Total Return(A)
                                         ---------------------------------
                                                                 Since
                                         6 Months   1 Year    Inception(B)
                                         --------   -------   ------------


Opportunity Trust Primary Class          +43.67%    +39.61%    +21.65%
Dow Jones Industrial Average              +9.01%     -0.48%    -16.64%
S&P 500 Stock Composite Index            +11.76%     +0.25%    -30.27%
Value Line Index                         +13.31%     -7.79%    -30.61%


---------------

See page 19 for index definitions.

  Many shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.




 Semi-Annual Report to Shareholders

  As always, we appreciate your support and welcome your comments.

                                                  Sincerely,

                                                  /S/ MARK R. FETTING
                                                  ------------------------------
                                                  Mark R. Fetting

                                                  President

July 28, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) The Fund's Primary Class inception date is December 30, 1999. Index returns are for periods beginning December 31, 1999.

 Semi-Annual Report to Shareholders

Performance Information

Legg Mason Opportunity Trust

Total Returns for One Year and Life of Class, as of June 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class, offered only to certain institutional and other investors, is contained in a separate report to its shareholders.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  The Fund's total returns as of June 30, 2003, were:



Average Annual Total Return
  Primary Class:
    One Year                                       +39.61%
    Life of Class(A)                                +5.76%

Cumulative Total Return
  Primary Class:
    One Year                                       +39.61%
    Life of Class(A)                               +21.65%


---------------
(A ) Inception date of the Primary Class is December 30, 1999.

Selected Portfolio Performance(B)



Strongest performers for the 2nd quarter 2003(C)
-------------------------------------------------


  1.   AmeriCredit Corp.                 +159.1%
  2.   The AES Corporation                +75.4%
  3.   Cincinnati Bell Inc.               +67.5%
  4.   Research In Motion Limited         +65.5%
  5.   Computer Associates
        International, Inc.               +63.4%
  6.   VeriSign, Inc.                     +57.8%
  7.   Friedman, Billings, Ramsey
        Group, Inc.                       +57.0%
  8.   Tyco International Ltd.            +47.7%
  9.   CIT Group Inc.                     +47.0%
 10.   Cendant Corporation                +44.3%
  1.   Acxiom Corporation                  -9.4%
  2.   Arience Capital Partners I, LP      +5.5%
  3.   Hygrove Capital Fund                +8.1%
  4.   Pentair, Inc.                      +11.1%
  5.   Republic Services, Inc.            +14.3%
  6.   Level 3 Communications, Inc.,
        9.125%, due 5/1/08                +14.7%
  7.   Aon Corporation                    +17.2%
  8.   Davis Partners Fund I LLP          +17.7%
  9.   Cott Corporation                   +17.9%
 10.   Washington Mutual, Inc.            +18.0%


Portfolio Changes



 Securities added during the 2nd quarter 2003
----------------------------------------------


Apple Computer, Inc.
Beazer Homes USA, Inc.
Cummins Inc.
D.R. Horton, Inc.
Janus Capital Group Inc.
JetBlue Airways Corporation
Lennar Corporation
LifePoint Hospitals, Inc.
Overture Services, Inc.
SONY Corporation - ADR
Toll Brothers, Inc.




 Securities sold during the 2nd quarter 2003
----------------------------------------------


Abercrombie & Fitch Co.
Amazon.com, Inc., Cv., 4.75%, due 2/1/09
Gateway, Inc.


Securities sold short during the 2nd quarter 2003
--------------------------------------------------


Biotech HOLDRs Trust
Genentech, Inc.
ImClone Systems Incorporated
Intel Corporation
Nasdaq - 100 Index Tracking Stock
Sun Microsystems, Inc.

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they are paid.
(C) Securities held for the entire quarter.

 Semi-Annual Report to Shareholders

Statement of Net Assets

June 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Opportunity Trust



                                                            Shares/Par           Value

-----------------------------------------------------------------------------------------

Common Stock and Equity Interests -- 91.5%


Consumer Discretionary -- 13.9%
 Hotels, Restaurants and Leisure -- 0.6%
 Pinnacle Entertainment, Inc.                                    1,761         $   11,974(A,B)
                                                                               ----------
 Household Durables -- 1.0%
 Beazer Homes USA, Inc.                                            101              8,433(A)
 D.R. Horton, Inc.                                                 100              2,810
 Lennar Corporation                                                100              7,150
 Toll Brothers, Inc.                                               100              2,831(A)
                                                                               ----------
                                                                                   21,224
                                                                               ----------
 Internet and Catalog Retail -- 8.7%
 Amazon.com, Inc.                                                5,200            189,748(A,C)
                                                                               ----------
 Media -- 3.6%
 Gemstar-TV Guide International, Inc.                            5,936             30,212(A)
 The Interpublic Group of Companies, Inc.                        3,600             48,168
                                                                               ----------
                                                                                   78,380
                                                                               ----------
Consumer Staples -- 2.4%
 Beverages -- 2.4%
 Cott Corporation                                                2,500             51,725(A)
                                                                               ----------
Financials -- 18.0%
 Banks -- 1.3%
 Washington Mutual, Inc.                                           685             28,291(C)
                                                                               ----------
 Diversified Financials -- 13.7%
 AmeriCredit Corp.                                              11,500             98,325(A,B,C)
 CIT Group Inc.                                                  1,500             36,975
 Friedman, Billings, Ramsey Group, Inc.                          3,720             49,851
 Janus Capital Group Inc.                                        1,174             19,260
 Providian Financial Corporation                                10,000             92,600(A,C)
                                                                               ----------
                                                                                  297,011
                                                                               ----------


                                                            Shares/Par           Value

-----------------------------------------------------------------------------------------

Financials -- Continued
 Insurance -- 3.0%
 Aon Corporation                                                   880         $   21,190
 UnumProvident Corporation                                       3,292             44,146
                                                                               ----------
                                                                                   65,336
                                                                               ----------
Health Care -- 4.6%
 Health Care Distributors and Services -- 3.5%
 Omnicare, Inc.                                                  1,900             64,201
 Oxford Health Plans, Inc.                                         300             12,609(A)
                                                                               ----------
                                                                                   76,810
                                                                               ----------
 Health Care Providers and Services -- 1.1%
 LifePoint Hospitals, Inc.                                       1,100             23,034(A)
                                                                               ----------
Industrials -- 15.7%
 Airlines -- 1.2%
 JetBlue Airways Corporation                                       628             26,575(A)
                                                                               ----------
 Commercial Services and Supplies -- 4.8%
 Cendant Corporation                                             3,700             67,784(A,C)
 Republic Services, Inc.                                         1,600             36,277(A)
                                                                               ----------
                                                                                  104,061
                                                                               ----------
 Industrial Conglomerates -- 7.9%
 Tyco International Ltd.                                         9,000            170,820(C)
                                                                               ----------
 Machinery -- 1.8%
 Cummins Inc.                                                      100              3,589
 Pentair, Inc.                                                     900             35,154
                                                                               ----------
                                                                                   38,743
                                                                               ----------
Information Technology -- 15.4%
 Communications Equipment -- 2.0%
 Research In Motion Limited                                      2,000             43,220(A)
                                                                               ----------
 Computers and Peripherals -- 0.4%
 Apple Computer, Inc.                                              500              9,560(A)
                                                                               ----------

 Semi-Annual Report to Shareholders

Statement of Net Assets -- Continued

Legg Mason Opportunity Trust -- Continued



                                                            Shares/Par           Value

-----------------------------------------------------------------------------------------

Information Technology -- Continued
 Electrical Equipment -- 1.7%
 SONY Corporation - ADR                                          1,300         $   36,400
                                                                               ----------
 Internet Software and Services -- 4.8%
 Overture Services, Inc.                                         1,800             32,634(A)
 VeriSign, Inc.                                                  5,200             71,916(A)
                                                                               ----------
                                                                                  104,550
                                                                               ----------
 IT Consulting and Services -- 4.3%
 Acxiom Corporation                                              3,000             45,270(A)
 Unisys Corporation                                              3,980             48,874(A)
                                                                               ----------
                                                                                   94,144
                                                                               ----------
 Software -- 2.2%
 Computer Associates International, Inc.                         2,100             46,788
                                                                               ----------
Limited Partnerships -- 3.9%
 Arience Capital Partners I, LP                                 50,000             52,790(A,D)
 Davis Partners Fund I LLP                                       2,895              3,608(A,D)
 Hygrove Capital Fund                                           15,000             15,298(A,D)
 Omega Capital Partners Limited                                 10,000             11,893(A,D)
                                                                               ----------
                                                                                   83,589
                                                                               ----------
Telecommunication Services -- 15.3%
 Diversified Telecommunication Services -- 15.3%
 Cincinnati Bell Inc.                                           14,944            100,125(A,B)
 Level 3 Communications, Inc.                                   34,924            231,895(A,B,C)
                                                                               ----------
                                                                                  332,020
                                                                               ----------
Utilities -- 2.3%
 Multi-Utilities and Unregulated Power -- 2.3%
 The AES Corporation                                             8,000             50,800(A)
                                                                               ----------
Total Common Stock and Equity Interests (Identified Cost --$1,636,457)          1,984,803
-----------------------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- (33.9)%


Financials -- (29.0)%
 Indexed Securities -- (29.0)%
 Nasdaq - 100 Index Tracking Stock                             (21,000)          (628,950)(A)
                                                                               ----------


                                                            Shares/Par           Value

-----------------------------------------------------------------------------------------

Health Care -- (3.1)%
 Biotechnology -- (3.1)%
 Biotech HOLDRs Trust                                             (300)        $  (36,975)(A)
 Genentech, Inc.                                                  (200)           (14,424)(A)
 ImClone Systems Incorporated                                     (500)           (15,810)(A)
                                                                               ----------
                                                                                  (67,209)
                                                                               ----------
Information Technology -- (1.8)%
 Computers and Peripherals -- (0.8)%
 Sun Microsystems, Inc.                                         (4,000)           (18,400)(A)
                                                                               ----------
 Semiconductor Equipment and Production -- (1.0)%
 Intel Corporation                                              (1,000)           (20,784)
                                                                               ----------
 Total Common Stock and Equity Interests Sold Short
   (Proceeds -- $(747,703))                                                      (735,343)
-----------------------------------------------------------------------------------------
Corporate and Other Bonds -- 6.3%


 Exodus Communications, Inc., 10.75%, due 12/15/09          $   10,000                126(E)
 Exodus Communications, Inc., 11.625% due 7/15/10              244,000              3,074(E)
 Level 3 Communications, Inc., 9.125%, due 5/1/08              150,000            134,250(B)
                                                                               ----------
 Total Corporate and Other Bonds (Identified Cost -- $92,816)                     137,450
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 2.0%


J.P. Morgan Chase & Co.
 1.13%, dated 6/30/03, to be repurchased at $21,047 on
 7/1/03 (Collateral: $17,071 Fannie Mae notes, 6.625%, due
 11/15/10, value $21,480)                                       21,046             21,046


State Street Bank & Trust Company
 1.12%, dated 6/30/03, to be repurchased at $21,047 on
 7/1/03 (Collateral: $20,655 Sallie Mae notes, 3.625%, due
 9/30/04, value $21,473)                                        21,046             21,046
                                                                               ----------
Total Repurchase Agreements (Identified Cost -- $42,092)                           42,092
-----------------------------------------------------------------------------------------
Total Investments -- 65.9% (Identified Cost -- $1,023,662)                      1,429,002
Deposits With/Receivables From Brokers for Securities Sold
 Short - 34.3%                                                                    744,346
Other Assets Less Liabilities -- (0.2)%                                            (4,212)
                                                                               ----------

Net assets -- 100.0%                                                           $2,169,136
                                                                               ==========

 Semi-Annual Report to Shareholders

Statement of Net Assets -- Continued

Legg Mason Opportunity Trust -- Continued





-----------------------------------------------------------------------------------------

Net assets consist of:
Accumulated paid-in capital applicable to:
 178,896 Primary Class shares outstanding                                      $1,900,844
   4,622 Institutional Class shares outstanding                                    47,539
Undistributed net investment income/(loss)                                         18,735
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                                   (203,322)
Unrealized appreciation/(depreciation) of investments and
 foreign currency translations                                                    405,340
                                                                               ----------

Net assets                                                                     $2,169,136
                                                                               ==========

Net asset value per share:
 Primary Class                                                                     $11.82
                                                                               ==========
 Institutional Class                                                               $11.84
                                                                               ==========
-----------------------------------------------------------------------------------------


(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940 an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2003, the total market value of affiliated companies was $576,569 and the identified cost was $541,459.

(C) Pledged as collateral for securities sold short. As of June 30, 2003, the total shares and market value of pledged securities were 57,585 and $763,768, respectively.

(D) Investment in a limited partnership organized under the laws of the State of Delaware. This investment is subject to withdrawal restrictions under the partnership agreement, and is illiquid and valued at fair market under procedures adopted by the Board of Directors.



                                         Acquisition Date    Cost      Value
                                         ------------------------------------


  Arience Capital Partners I, LP         March 2003         $50,000   $52,790
  Davis Partners Fund I LLP              November 2001        2,895     3,608
  Hygrove Capital Fund                   May 2002            10,000    15,298
  Omega Capital Partners Limited         June 2002           10,000    11,893


(E) Pursuant to a Plan of Reorganization dated June 19, 2002 ("Plan"), Exodus Communications, Inc. 11.625% and 10.75% Senior Notes were canceled and ceased to be outstanding on that date. The Fund owned $244 million par of the 11.625% notes and $10 million par of the 10.75% notes. Under the Plan, the Fund has a legal right to collect approximately $43,018 in the future. To date, the Fund has collected $39,818 and anticipates collecting an additional $3,200. The securities are priced at fair value under procedures adopted by the Board of Directors to reflect the uncollected balance.

See notes to financial statements.

Statement of Operations

For the Six Months Ended June 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Opportunity Trust



------------------------------------------------------------------------------------
Investment Income:
Dividends
    Affiliated companies                                    $     --
    Other dividends                                            4,901
Interest
    Affiliated companies                                       3,312
    Other interest                                            13,350
                                                            --------
      Total income                                                        $  21,563
Expenses:
Investment advisory fee                                        6,299
Distribution and service fees                                  8,038(A)
Audit and legal fees                                              62
Custodian fee                                                    125
Directors' fees and expenses                                      19
Interest expense                                                  43(B)
Registration expense                                              39
Reports to shareholders                                          126
Transfer agent and shareholder servicing expense:
    Primary Class                                                643
    Institutional Class                                           10
Other expenses                                                    99
                                                            --------
                                                              15,503
      Less reimbursements by third parties                       (15)(A)
                                                            --------
      Total expenses, net of reimbursements                                   15,488
                                                                           ---------
Net Investment Income/(Loss)                                                   6,075
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments and foreign currency
  transactions                                                26,642(C)
Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations              605,669
                                                            --------
Net Realized and Unrealized Gain/(Loss) on Investments                       632,311
------------------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                             $ 638,386
------------------------------------------------------------------------------------


(A) See Note 1 to financial statements.

(B) See Note 5 to financial statements.

(C) Includes $80,196 of realized gain on share transactions of Affiliated Companies.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Opportunity Trust



                                                     For the           For the
                                                 Six Months Ended     Year Ended
                                                     6/30/03           12/31/02
----------------------------------------------------------------------------------
                                                   (Unaudited)


Change in Net Assets:

Net investment income/(loss)                        $    6,075        $   16,470

Net realized gain/(loss) on investments and
  foreign
  currency transactions                                 26,642          (152,353)

Change in unrealized
  appreciation/(depreciation) of investments
  and foreign currency translations                    605,669          (161,141)
----------------------------------------------------------------------------------
Change in net assets resulting from operations         638,386          (297,024)

Distributions to shareholders:
  From net investment income:
    Primary Class                                         (708)           (8,597)
    Institutional Class                                    (35)             (556)
Change in net assets from Fund share
  transactions:
    Primary Class                                       79,180            (3,581)
    Institutional Class                                  7,418             6,375
----------------------------------------------------------------------------------
Change in net assets                                   724,241          (303,383)

Net Assets:

Beginning of period                                  1,444,895         1,748,278
----------------------------------------------------------------------------------
End of period                                       $2,169,136        $1,444,895
----------------------------------------------------------------------------------
Undistributed net investment income/(loss)          $   18,735        $   13,403
----------------------------------------------------------------------------------


See notes to financial statements.

Financial Highlights

Legg Mason Opportunity Trust

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                              Six Months                  Years Ended December 31,
                                 Ended      ----------------------------------------------------
                             June 30, 2003     2002         2001         2000       1999(A)
------------------------------------------------------------------------------------------------
                              (Unaudited)


Net asset value, beginning
 of period                       $8.23         $9.80        $9.65       $10.00     $10.00
                             -------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)                   .03           .09          .04(D)       .04        --
 Net realized and
   unrealized gain/(loss)
   on investments                 3.56         (1.61)         .15(D)      (.21)       --
                             -------------------------------------------------------------------
 Total from investment
   operations                     3.59         (1.52)         .19         (.17)       --
                             -------------------------------------------------------------------
Distributions:
 From net investment income       N.M.          (.05)        (.04)        (.04)       --
 From net realized gain on
   investments                     --            --           --          (.14)       --
                             -------------------------------------------------------------------
 Total distributions               --           (.05)        (.04)        (.18)       --
                             -------------------------------------------------------------------
Net asset value, end of
 period                         $11.82         $8.23        $9.80        $9.65     $10.00
                             -------------------------------------------------------------------
Ratios/supplemental data:
 Total return                    43.67%(B)    (15.52)%       1.94%       (1.68)%     N.M.
 Expenses to average net
   assets                         1.91%(C)      1.94%        1.89%        1.98%    1.99%(C,E)
 Net investment
   income/(loss) to average
   net assets                      .71%(C)       .99%        .45%(D)       .63%      N.M.
 Portfolio turnover rate         37.8%(C)      44.4%        59.6%        25.9%        --
 Net assets, end of period
   (in thousands)             $2,114,414    $1,413,372   $1,717,283   $1,115,626   $146,093
------------------------------------------------------------------------------------------------


(A) For the period December 30, 1999 (commencement of operations) to December 31, 1999.

(B) Not annualized.

(C) Annualized.

(D) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from (.38)% to .45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

(E) Net of fees waived by LMM pursuant to an expense limitation of 1.99% of average daily net assets through April 30, 2004. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1999, would have been 2.39%.

()N.M. -- Not meaningful.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Opportunity Trust
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Investment Trust, Inc. ("Corporation"), consisting of the Legg Mason Opportunity Trust ("Fund"), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

--------------------------------------------------------------------------------

  At June 30, 2003, receivables for securities sold and payables for securities purchased were:



         Receivable for              Payable for
         Securities Sold         Securities Purchased
         --------------------------------------------


              $ --                     $11,203


  For the six months ended June 30, 2003, security transactions (excluding short-term investments) were:



         Purchases         Proceeds From Sales
         -------------------------------------

         $352,445               $291,625


Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

 Semi-Annual Report to Shareholders

Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

Reimbursements by Third Parties

  The Fund has entered into a directed brokerage agreement with State Street Bank, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. During the six months ended June 30, 2003, these payments amounted to $15 and were used to offset Fund expenses.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Short Sales

  The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. At June 30, 2003, the value of securities sold short amounted to $735,343, against which collateral of $744,346 was held. The collateral includes a Bear Stearns deposit account and certain securities held long, as shown in the statement of net assets. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Illiquid and Restricted Securities

  The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed "illiquid" if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Disposal of these securities

--------------------------------------------------------------------------------

may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At June 30, 2003, 4.0% of the Fund's net assets was deemed restricted.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At June 30, 2003, the Fund has capital loss carryforwards of $47,870 which expires in 2009, and $178,611 which expires in 2010.

3. Transactions With Affiliates:

  The Fund has an investment management agreement with LMM, LLC ("LMM"). For its services to the Fund, LMM receives a management fee, calculated daily and payable monthly, at annual rates of the Fund's average daily net assets. Under the terms of the investment management agreement, LMM has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of average daily net assets until April 30, 2004, as shown in the following chart:



                                                                        At
                                                                   June 30, 2003
                                                                   -------------
                       Management                      Expense      Management
                          Fee       Asset Breakpoint  Limitation   Fees Payable

--------------------------------------------------------------------------------

Primary Class            1.00%      $0-$100 million     1.99%         $1,308
                                     in excess of
                                     $100 million
                         0.75%
Institutional Class      1.00%      $0-$100 million     0.99%             32
                                     in excess of
                                     $100 million
                         0.75%

 Semi-Annual Report to Shareholders

Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

  Legg Mason Funds Management, Inc. ("LMFM") serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMFM's services to the Fund, LMM (not the Fund) pays LMFM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million. For the six months ended June 30, 2003, LMFM received $436.

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA's services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:



                                              At June 30, 2003
                                          ------------------------
         Distribution       Service       Distribution and Service
             Fee              Fee               Fees Payable
         ---------------------------------------------------------


            0.75%            0.25%                 $1,717


  The Fund paid $6 in brokerage commissions to Legg Mason for the six months ended June 30, 2003.

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $215 for the six months ended June 30, 2003.

  LMM, LMFM, LMFA, Legg Mason and LM Fund Services, Inc. are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

--------------------------------------------------------------------------------

4. Transactions With Affiliated Companies:

  An affiliated company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the six months ended June 30, 2003, with companies which are or were affiliated are:



                                   Affiliate         Purchased                 Sold
                                   Value at    ---------------------   ---------------------
                                   12/31/02    Shares/Par     Cost     Shares/Par     Cost
--------------------------------------------------------------------------------------------


AmeriCredit Corp.(A)                $    --       5,620     $ 16,575         --     $     --
Cincinnati Bell Inc.                 52,603          --           --         --           --
Level 3 Communications, Inc.(A,B)        --      17,615      130,351    (50,191)     (50,766)
Pinnacle Entertainment, Inc.         12,128          11           55         --           --
                                    -------                 --------                --------
                                    $64,731                 $146,981                $(50,766)




                                             Dividend/   Shares/   Affiliate
                                             Interest    Par at    Value at      Realized
                                              Income     6/30/03    6/30/03    Gain/(Loss)
-------------------------------------------------------------------------------------------


AmeriCredit Corp.(A)                          $   --      11,500   $ 98,325      $    --
Cincinnati Bell Inc.                              --      14,944    100,125           --
Level 3 Communications, Inc.(A,B)              3,312     184,924    366,145       80,196
Pinnacle Entertainment, Inc.                      --       1,761     11,974           --
                                              ------               --------      -------
                                              $3,312               $576,569      $80,196


---------------

(A) Prior to 2003, this security did not have affiliate status because the Fund owned less than 5% of the company's voting shares.

(B) On June 19, 2003, the Fund converted Level 3 Communications, Inc., Cv., 9%, due 7/12/12, to common stock of the company.

 Semi-Annual Report to Shareholders

Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

5. Lines of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Fund had no borrowings under the Credit Agreement.

  The Fund may borrow for investment purposes, also known as "leveraging," from a separate $100 million line of credit ("Leveraging Credit Agreement"). Leverage is the ability to get a return on a capital base that is larger than the Fund's net assets. Use of leverage can magnify the effects of changes in the value of the Fund's investments and makes such investment more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the period January 2, 2003 (date of initial borrowing) through June 20, 2003, the Fund had average borrowings of $16.86 million at an average annual interest rate of 2.0%. As of June 30, 2003, the Fund did not have any loans outstanding.

6. Fund Share Transactions:

  At June 30, 2003, there were 300,000 and 100,000 shares authorized at $0.001 par value for the Primary Class and Institutional Class, respectively, of the Fund. Share transactions were:



                                                   Reinvestment
                                    Sold           of Dividends         Repurchased          Net Change
                              -----------------   ---------------   -------------------   ----------------
                              Shares    Amount    Shares   Amount   Shares     Amount     Shares   Amount

----------------------------------------------------------------------------------------------------------

-- Primary Class
  Six Months Ended June 30,
   2003                       24,788   $241,716      59    $ 695    (17,665)  $(163,231)   7,182   $79,180
  Year Ended Dec. 31, 2002    60,327    524,413   1,009    8,425    (64,901)   (536,419)  (3,565)   (3,581)
-- Institutional Class
  Six Months Ended June 30,
   2003                        1,412   $ 13,809       3    $  35       (634)  $  (6,426)     781   $ 7,418
  Year Ended Dec. 31, 2002     1,226     11,231      67      556       (620)     (5,412)     673     6,375
----------------------------------------------------------------------------------------------------------

Glossary of Index Definitions

Dow Jones Industrial Average -- A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

Lipper Diversified Equity Funds -- Average of all large-, multi-, mid-, and small-cap funds and the Specialty Equity Funds (S&P 500 Index, Equity Income, and Specialty Diversified Equity funds) as classified by Lipper.

NASDAQ Composite -- A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

S&P 500 Stock Composite Index -- An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

Value Line Index -- Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

                         Investment Adviser

                         LMM, LLC
                         Baltimore, MD

                         Board of Directors

                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Richard G. Gilmore
                         Arnold L. Lehman
                         Robin J.W. Masters
                         Dr. Jill E. McGovern
                         Arthur S. Mehlman
                         Jennifer W. Murphy
                         G. Peter O'Brien
                         S. Ford Rowan

                         Transfer and Shareholder Servicing Agent

                         Boston Financial Data Services
                         Braintree, MA

                         Custodian

                         State Street Bank & Trust Company
                         Boston, MA

                         Counsel

                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                         Independent Auditors

                         Ernst & Young LLP
                         Philadelphia, PA

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. - Member SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-088
8/03






Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

           (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

           (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
    (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

       (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

       (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

     (a)Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
     (a)  File the exhibits listed below as part of this Form.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

       (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

       (ATTACHED)

     (b)If the report is filed under Section 13(a) or 15(d) of the Exchange
        Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the
        Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
        of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

       (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date:  8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Investment Trust, Inc.

Date:  8/25/03



By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Investment Trust, Inc.

Date:  8/25/03